Condensed Consolidated Statements of Shareholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance, shares at Mar. 31, 2021	1,301,358
Balance at Mar. 31, 2021	$ 13,000	$ 20,151,000			$ (12,254,000)	$ 7,910,000
Net income (Ioss)					230,000	230,000
Issuance of common stock	$ 6,000	4,944,000				4,950,000
Issuance of common stock, shares	550,000
Stock based compensation, shares	2,242
Issuance of subsidiary stock to non-controlling interest		831,000				831,000
Issuance of common stock for stock offering costs
Issuance of pre-funded warrants		4,882,000				4,882,000
Common stock offering costs		(831,000)				(831,000)
Issuance of common stock for stock offering costs, shares	19,047
Redemption and retirement of treasury shares	$ (7,000)	(4,301,000)			(2,855,000)	(7,163,000)
Redemption and retirement of treasury shares, shares	(654,105)
Stock based compensation		44,000				44,000
Exercise of stock options		14,000				14,000
Exercise of stock options, shares	2,667
Balance, shares at Mar. 31, 2022	1,221,209
Balance at Mar. 31, 2022	$ 12,000	24,903,000			(14,879,000)	10,036,000
Net income (Ioss)					(1,653,000)	(1,653,000)
Issuance of common stock	$ 19,000	4,489,000				4,508,000
Issuance of common stock, shares	1,909,519
Stock based compensation, shares	15,803
Issuance of common stock for stock offering costs		(1,000)			1,000
Issuance of common stock for stock offering costs, shares	1,688
Balance at Dec. 31, 2022	$ 31,000	29,698,000			(16,531,000)	13,198,000
Balance, shares at Dec. 31, 2022	3,148,219
Balance at Dec. 31, 2022	$ 31,000	29,698,000			(16,531,000)	13,198,000
Balance, shares at Mar. 31, 2022	1,221,209
Balance at Mar. 31, 2022	$ 12,000	24,903,000			(14,879,000)	10,036,000
Net income (Ioss)					(4,638,000)	(4,638,000)
Issuance of common stock	$ 10,000	4,026,000	(6,000)			4,030,000
Issuance of common stock, shares	1,014,230
Stock based compensation, shares	15,803
Issuance of subsidiary stock to non-controlling interest		637,000				637,000
Common stock offering costs		(637,000)				(637,000)
Stock based compensation		145,000				145,000
Exercise of pre-funded and common warrants	$ 10,000	1,148,000				1,158,000
Exercise of pre-funded warrants, shares	914,558
Employee compensation - stock option		237,000				237,000
Other
Rounding of common stock issued due to reverse split, shares	1,688
Balance, shares at Mar. 31, 2023	3,167,488
Balance at Mar. 31, 2023	$ 32,000	29,822,000	(6,000)		(19,517,000)	10,331,000
Balance, shares at Dec. 31, 2022	3,148,219
Balance at Dec. 31, 2022	$ 31,000	29,698,000			(16,531,000)	13,198,000
Net income (Ioss)					(5,348,000)	(5,348,000)
Issuance of common stock	$ 11,000	1,629,000				1,640,000
Issuance of common stock, shares	1,057,810
Stock based compensation		174,000				$ 174,000
Common stock issued for purchase of SemiCab Inc, shares						50,000
Sale of common stock warrants		14,000				$ 14,000
Sale of common stock warrants, shares	14,230
Balance at Sep. 30, 2023	$ 42,000	31,515,000			(21,879,000)	9,678,000
Balance, shares at Sep. 30, 2023	4,220,259
Balance at Dec. 31, 2022	$ 31,000	29,698,000			(16,531,000)	13,198,000
Balance, shares at Dec. 31, 2022	3,148,219
Balance at Dec. 31, 2022	$ 31,000	29,698,000			(16,531,000)	13,198,000
Balance at Dec. 31, 2023	$ 64,000	33,429,000			(25,915,000)	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061
Balance at Dec. 31, 2023	$ 64,000	33,429,000			(25,915,000)	7,578,000
Balance, shares at Mar. 31, 2023	3,167,488
Balance at Mar. 31, 2023	$ 32,000	29,822,000	(6,000)		(19,517,000)	10,331,000
Net income (Ioss)					(6,398,000)	(6,398,000)
Issuance of common stock	$ 32,000	3,497,000				3,529,000
Issuance of common stock, shares	3,250,573
Stock based compensation, shares
Issuance of subsidiary stock to non-controlling interest		179,000				179,000
Issuance of common stock for stock offering costs			6,000			6,000
Common stock offering costs		(179,000)				(179,000)
Issuance of common stock for stock offering costs, shares
Stock based compensation		110,000				110,000
Issuance of common stock - at-the -market offering	$ 10,000	1,699,000				1,709,000
Issuance of common stock - at-the-market offering, shares	1,052,770
Issuance of common stock - private placement	$ 22,000	1,977,000				1,999,000
Issuance of common stock - private placement, shares	2,197,803
Other			6,000			6,000
Balance at Dec. 31, 2023	$ 64,000	33,429,000			(25,915,000)	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061
Balance at Dec. 31, 2023	$ 64,000	33,429,000			(25,915,000)	7,578,000
Balance at Jun. 30, 2023	$ 42,000	31,479,000			(21,977,000)	9,544,000
Balance, shares at Jun. 30, 2023	4,220,259
Net income (Ioss)					97,000	97,000
Stock based compensation		37,000				37,000
Issuance of common stock for stock offering costs		(1,000)			1,000
Balance at Sep. 30, 2023	$ 42,000	31,515,000			(21,879,000)	9,678,000
Balance, shares at Sep. 30, 2023	4,220,259
Balance at Dec. 31, 2023	$ 64,000	33,429,000			(25,915,000)	7,578,000
Balance, shares at Dec. 31, 2023	6,418,061
Net income (Ioss)				(221,000)	(7,292,000)	(7,513,000)
Issuance of common stock	$ 18,000	1,471,000				1,489,000
Issuance of common stock, shares	1,673,077
Stock based compensation	$ 10,000	606,000				616,000
Stock based compensation, shares	1,019,811
Common stock issued for purchase of SemiCab Inc	$ 6,000	488,000				494,000
Common stock issued for purchase of SemiCab Inc, shares	641,806
Issuance of subsidiary stock to non-controlling interest				74,000		74,000
Issuance of common stock for stock offering costs		1,000		(1,000)	1,000	1,000
Common stock offering costs				(74,000)		(74,000)
Balance at Sep. 30, 2024	$ 98,000	35,995,000		(148,000)	(33,206,000)	2,739,000
Balance, shares at Sep. 30, 2024	9,752,755
Balance at Jun. 30, 2024	$ 64,000	33,465,000			(34,401,000)	(872,000)
Balance, shares at Jun. 30, 2024	6,418,061
Net income (Ioss)				(221,000)	1,195,000	974,000
Issuance of common stock	$ 18,000	1,471,000				1,489,000
Issuance of common stock, shares	1,673,077
Stock based compensation	$ 10,000	569,000				579,000
Stock based compensation, shares	1,019,811
Common stock issued for purchase of SemiCab Inc	$ 6,000	488,000				494,000
Common stock issued for purchase of SemiCab Inc, shares	641,806
Issuance of subsidiary stock to non-controlling interest				74,000		74,000
Issuance of common stock for stock offering costs		2,000		(1,000)		1,000
Common stock offering costs				(74,000)		(74,000)
Balance at Sep. 30, 2024	$ 98,000	$ 35,995,000		$ (148,000)	$ (33,206,000)	$ 2,739,000
Balance, shares at Sep. 30, 2024	9,752,755